FT Vest Dow Jones Internet & Target Income ETF Average Annual Total Returns		12 Months Ended	21 Months Ended	29 Months Ended	32 Months Ended	38 Months Ended		60 Months Ended	76 Months Ended	93 Months Ended	120 Months Ended	162 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones Internet Composite Index(SM) (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.15%	16.77%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.88%	21.18%	23.27%	23.03%	22.66%	14.42%	16.08%	14.81%	14.82%	14.80%
FT Vest Dow Jones Internet & Target Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.43%	14.45%
Performance Inception Date	Mar. 20, 2024
FT Vest Dow Jones Internet & Target Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.93%	10.83%
FT Vest Dow Jones Internet & Target Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.54%	9.48%